Taxation (Details Narrative) $ in Thousands, $ in Millions			1 Months Ended		12 Months Ended
	Apr. 14, 2008	Mar. 16, 2007	Jul. 31, 2023	Aug. 31, 2006	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020	Dec. 31, 2018 HKD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate					16.00%	16.00%	14.00%	17.00%
Cash paid for income taxes					$ 92,301	¥ 673,736,000	¥ 960,477,000	¥ 963,249,000
Preferential statutory tax rate for high and new technology enterprises			15.00%					12.50%
Period of full tax exemption									2 years
Significant change in unrecognized tax benefits within 12 months						¥ 0	0
Tax loss carry-forward limitation period					The applicable carry-forward limitation period is 5 years under the PRC EIT law	The applicable carry-forward limitation period is 5 years under the PRC EIT law
Significant unrecognized tax benefits						¥ 0	¥ 0
Earliest Tax Year [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating loss carryforwards, expiration year					2025	2025
Latest Tax Year [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating loss carryforwards, expiration year					2029	2029
Subsidiaries [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating Loss Carryforwards						¥ 707,462,000
PRC Subsidiary [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory tax rate		25.00%
Preferential statutory tax rate for high and new technology enterprises	15.00%						15.00%
Percentage of income tax rate for its global income					25.00%	25.00%
Foreign investment enterprise tax withholding rate					10.00%	10.00%	5.00%
Dividend withholding tax						¥ 7,000,000	¥ 88,000,000
Deferred tax liabilities						0	¥ 0
Accumulated undistributed profits						¥ 5,095,000,000
Tax Slab Rate One [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax slab limit | $										$ 2
HONG KONG
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate					16.50%	16.50%
Cash paid for income taxes						¥ 0
Estimated assessable profits tax						¥ 0
HONG KONG | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Foreign investment enterprise tax withholding rate				5.00%
HONG KONG | PRC Subsidiary [Member] | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Minimum foreign investor direct ownership percentage to be subject to maximum tax of five percent				25.00%
HONG KONG | Tax Slab Rate One [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate					8.25%	8.25%
HONG KONG | Tax Slab Rate Two [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate					16.50%	16.50%
Indonesia [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate					22.00%	22.00%